Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Basis of consolidation
(1)	Basis of consolidation

(a)	Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The financial statements of subsidiaries are included in the consolidated financial statements from the date when control is obtained until the date when control is lost. If the Group loses control of a subsidiary, any gain or loss resulting from the loss of control is recognized in profit or loss. Changes in the Group’s interest in a subsidiary not resulting in a loss of control are accounted for as equity transactions, and the difference between the adjustment to the non-controlling interests and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the Company.

When the accounting policies of the subsidiaries are different from those of the Group, the financial statements of subsidiaries are adjusted to ensure that the accounting policies are consistent with those of the Group.

All intragroup balances, transaction amounts and unrealized gains and losses arising from intragroup transactions are eliminated in full in preparing the consolidated financial statements. Intragroup losses are eliminated in full except to the extent that the underlying asset is impaired.

(b)	Investments in associates

An associate is an entity over which the Group has significant influence, which is the power to participate in the financial and operating policy decisions of the investee but there are no control. In principle, it is presumed that the Group has significant influence over an investee when the Group holds 20% or more but no more than 50% of the voting rights of the investee. An investee is determined as an associate when the Group has significant influence over it in one or more ways, not only the ratio of the voting rights, but also through participation in the policy-making progress and other right.

An investment in an associate is accounted for under the equity method from the date when the Group has significant influence over it until the date when the significant influence is lost. Under the equity method, the investment is initially recognized at cost, and any excess of the Group’s share of the acquisition-date fair value of the investee’s identifiable net assets over the cost of the investment is recognized as goodwill that is included in the carrying amount of the investment. Thereafter, the investment is adjusted for the change in the Group’s share of the investee’s profit or loss and other comprehensive income. When the Group’s share of losses exceeds its interest in the associate, the Group’s interest is reduced to zero and recognition of further losses over the carrying amount of the investment is discontinued except to the extent that the Group assumes obligations or makes payments on behalf of the investee.

When the Group ceases to have significant influence over an associate and discontinues the use of the equity method, gain or loss arising from discontinuance of the use of the equity method is recognized in profit or loss.

Goodwill arising from the acquisition of an associate forms a part of the carrying amount of investments in the associate and is not separately recognized. Therefore, the goodwill of investment in an associate is not subject to impairment test separately. However, whenever there is any possibility that an investment in an associate may be impaired, the entire carrying amount of the investment is tested for impairment as a single asset. Regarding impairment of goodwill, refer to (10) “Impairment of non-financial assets”.

(c)	Joint arrangements

The Group determines the type of a joint arrangement in which it is involved by considering its rights and obligations arising from the arrangement. When the parties that have joint control of an arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement, the arrangement is classified as a joint operation. When the parties that collectively control the arrangement have rights to the net assets of the arrangement and decisions about the relevant activities require the unanimous consent of those parties, that arrangement is classified as a joint venture.

(d)	Scope of consolidation and Application of equity method

Number of consolidated subsidiaries: 420 companies

At the end of fiscal year 2018, the scope of consolidation expanded by 46 companies, including 45 newly acquired companies and 1 newly established company. 19 companies, mainly 8 liquidations and 6 merged companies, were eliminated from the scope of consolidation during the fiscal year ended March 31, 2019.

Number of equity-method affiliates (associates, jointly controlled businesses and jointly controlled companies) were 119 companies

During the consolidated fiscal year 4 companies were added and 8 companies were removed from the scope of equity-method affiliates.

Business combinations
(2)	Business combinations

Business combinations are accounted for using the acquisition method when control is obtained. The identifiable assets acquired and the liabilities assumed of the acquiree are recognized at fair value as of the acquisition date.

When the total of consideration transferred in business combinations and amount of non-controlling interests in the acquiree exceeds the net of identifiable assets acquired and liabilities assumed on the acquisition date, the excess amount is recognized as goodwill. Conversely, when the total of consideration transferred and amount of non-controlling interests is lower than the net of identifiable assets acquired and liabilities assumed, the difference is recognized as profit.

The consideration transferred for the acquisition is measured as the total of fair value of the assets transferred, the liabilities incurred to former owners of the acquiree and the equity interests issued by the acquirer. In addition, the fair value of equity interest in the acquiree that the Group held before the date of obtaining control is included in the consideration transferred for a business combination achieved in stages. Acquisition costs attributable to a business combination are recognized as expenses as incurred.

Non-controlling interests are initially measured at fair value or at non-controlling interests’ proportionate share of the acquiree’s identifiable net assets on an acquisition-by-acquisition basis.

The components of profit or loss and other comprehensive income are attributed to owners of the parent and non-controlling interests based on the proportionate shares held.

Foreign currency translation
(3)	Foreign currency translation

(a)	Functional currency and presentation currency

The financial statements of each Group entity are presented in its functional currency that is the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Japanese yen, which is the functional currency of the Company.

(b)	Foreign currency transactions

Foreign currency transactions are translated into the functional currency using the spot exchange rate at the transaction date or using the foreign exchange rate that approximates such rate. Foreign currency monetary items at the end of each reporting period are translated into the functional currency using the exchange rate at the end of each reporting period. Non-monetary items measured at historical cost in foreign currencies are translated into the functional currency using the exchange rates at the transaction date. Non-monetary items measured at fair value that are denominated in foreign currencies are translated into the functional currency using the exchange rates at the date when the fair value is measured. Exchange differences arising from the translation or settlement are recognized in profit or loss, except for those recognized in other comprehensive income.

(c)	Foreign operations

The financial performance and financial position of all of foreign operations which use a functional currency other than the presentation currency are translated into the presentation currency of the Company using the following exchange rates:

(i)	Assets and liabilities are translated using the exchange rates at the reporting date

(ii)	Income and expenses are translated at average exchange rates

(iii)	All resulting exchange differences arising from translation of foreign operations are recognized in other comprehensive income.

When a foreign operation is disposed of, the cumulative amount of the exchange differences recognized in other comprehensive income is reclassified to profit or loss.

Financial instruments
(4)	Financial instruments

(a)	Non-derivative financial assets

(i)	Recognition and measurement

The Group recognizes financial assets when it becomes a party to the contractual provisions of the assets. Financial assets purchased or sold in a regular way are recognized on the trade date. Financial assets other than derivative financial instruments are classified at initial recognition as those measured at amortized cost or at fair value through other comprehensive income.

Financial assets measured at amortized cost and fair value through other comprehensive income are initially recognized at their fair value plus transaction costs that are directly attributable to the acquisition of the assets.

Financial assets measured at amortized cost

Financial assets are classified as financial assets measured at amortized cost only if the assets are held within the Group’s business model with an objective of collecting contractual cash flows, and if the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

However, the trade receivables that do not contain a significant financing component are recognized initially at their transaction price.

Financial assets measured at fair value through other comprehensive income

For certain equity instruments held primarily for the purpose of maintaining or strengthening business relationship with investees, the Group designates these instruments as financial assets measured at fair value through other comprehensive income at initial recognition.

Subsequent changes in fair value are recognized in other comprehensive income. When these financial assets are derecognized or significant deterioration of fair value occurs, a gain or loss accumulated in other comprehensive income is reclassified to retained earnings. Dividends from the financial assets measured at fair value through other comprehensive income are recognized in profit or loss when the Group’s right to receive dividends is established.

(ii)	Derecognition

Financial assets are derecognized when the contractual rights to the cash flows from the financial assets expire, or when the Group transfers the financial assets and substantially all the risks and rewards of ownership of the assets to another party.

(iii)	Impairment of financial assets measured at amortized cost

The Group assesses expected credit loss at the end of each reporting period for the impairment of financial assets measured at amortized cost.

The loss allowance is measured at an amount equal to the lifetime expected credit losses for trade receivables and financial assets with a significant increase in credit risk since initial recognition.

The Group determines whether credit risk has significantly increased based on changes in the risk of a default occurring on the financial assets. When determining whether there are changes in the risk of a default occurring on the financial assets, the Group considers the following;

•	Significant deterioration in the financial conditions of an issuer or a borrower;

•	A breach of contract, such as default or past-due payment of interest or principal; or

•	It has become probable that a borrower will enter into bankruptcy or other financial reorganization

(b)	Non-derivative financial liabilities

(i)	Recognition and measurement

Financial liabilities other than derivatives are classified as financial liabilities measured at amortized cost.

(ii)	Derecognition

The Group derecognizes financial liabilities when the obligation specified in the contract is discharged, cancelled or expires.

(c)	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Group currently has a legally enforceable right to offset the recognized amounts and intends either to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

(d)	Derivatives and hedge accounting

The Group utilizes derivatives, including foreign exchange forward contracts, interest rate swaps and currency swaps, to hedge foreign currency risk and interest rate risk. These derivatives are initially recognized at fair value when the contract is entered into, and are subsequently measured at fair value.

Changes in fair value of derivatives are recognized in profit or loss. However, the effective portion of cash flow hedges is recognized in other comprehensive income.

The Group formally documents relationships between hedging instruments and hedged items, as well as its risk management objective and strategies for undertaking various hedge transactions in an internal rule titled “Administrative Provisions on Transactions of Derivative Instruments”. The rule stipulates that derivative transactions are conducted only for the purpose of mitigating risks arising from the Group’s principal business activities (including forecast transactions) and the trading of derivatives for speculative purposes is prohibited.

The Group evaluates whether the derivatives designated as a hedging instrument offsets changes in fair value or the cash flows of the hedged items to a great extent when designating a hedging relationship and on an ongoing basis. A hedging relationship that qualifies for hedge accounting is classified and accounted for as follows:

(i)	Fair value hedges

Changes in fair value of derivative as a hedging instrument are recognized in profit or loss. Changes in fair value of a hedged item adjust the carrying amount of the hedged item and are recognized in profit or loss.

(ii)	Cash flow hedges

The effective portion of changes in fair value of derivative as a hedging instrument is recognized in other comprehensive income. Any ineffective portion of changes in fair value of derivative as the hedging instrument is recognized in profit or loss.

The amount accumulated in other comprehensive income is reclassified to profit or loss when the hedged transactions affect profit or loss. When a hedged item results in the recognition of a non-financial asset or a non-financial liability, the amount recognized as other components of equity is reclassified as an adjustment of initial carrying amount of the non-financial asset or non-financial liability.

Cash and cash equivalents
(5)	Cash and cash equivalents

Cash and cash equivalents comprises of cash on hand, bank deposits available for withdrawal on demand, and short-term investments with the maturity of three months or less from the acquisition date, that are readily convertible to cash and subject to an insignificant risk of changes in value.

Inventories
(6)	Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is measured based on the weighted average method, and comprises of all costs of purchasing and processing as well as other costs incurred in bringing the inventories to their present location and condition. Net realizable value represents the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Property, plant and equipment
(7)	Property, plant and equipment

(a)	Recognition and measurement

Property, plant and equipment is initially measured at cost and presented at cost less accumulated depreciation and impairment losses. Acquisition cost includes costs directly attributable to the acquisition of the asset and costs of dismantling, removing and restoration of the asset.

(b)	Depreciation

Depreciation of property, plant and equipment is mainly computed by the declining-balance method over the estimated useful lives of each component based on the depreciable amount, except for land and other non-depreciable assets, and buildings and structures which are depreciated by the straight-line method. The depreciable amount is the cost of the asset less the respective estimated residual values.

The estimated useful lives of major property, plant and equipment are as follows:

• Buildings:	Principally 31 years
• Machinery:	Principally 14 years

The depreciation methods, estimated useful lives and residual values are reviewed at the end of each reporting period, and modified as necessary.

Goodwill and intangible assets
(8)	Goodwill and intangible assets

Intangible assets are measured at cost. Intangible assets with finite useful lives are presented at cost less accumulated amortization and impairment losses. Goodwill and intangible assets with indefinite useful lives are presented at cost less accumulated impairment losses.

(a)	Goodwill

When the total of consideration transferred in business combinations and amount of non-controlling interests in the acquiree exceeds the net of identifiable assets acquired and liabilities assumed on the acquisition date, the excess amount is recognized as goodwill.

Goodwill is not amortized and is allocated to cash-generating units or groups of cash-generating units.

Regarding accounting policy for impairment of goodwill, refer to (10) “Impairment of non-financial assets”.

(b)	Intangible assets

Intangible assets acquired separately are measured at cost at the date of initial recognition. The costs of intangible assets acquired in business combinations are measured at fair value at the acquisition date. Intangible assets with finite useful lives are presented at cost less accumulated amortization and impairment losses. Expenditures related to internally generated intangible assets are recognized as expenses when incurred, unless development expenses meet the criteria for capitalization.

(c)	Amortization

Amortization of intangible assets with finite useful lives is recognized as an expense by the straight-line method over their estimated useful lives from the date when the assets are available for their intended use. The amortization methods and useful lives are reviewed at the end of each reporting period, and modified as necessary.

The estimated useful lives of major intangible assets with finite useful lives are as follows:

• Software:	Principally 5 years
• Mining rights:	Principally 25 years

Intangible assets with indefinite useful lives and intangible assets not yet available for use are not amortized.

(d)	Expenditure on research and development activities

Expenditure on research activities is recognized in profit or loss as incurred. Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete the development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred.

Leases
(9)	Leases

The Group determines whether an arrangement is, or contains, a lease based on the substance of the arrangement as of the commencement date of the lease. For the substance of the arrangement, it makes an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or group of assets, and whether a right to use of the asset is transferred under the arrangement.

A lease is classified as a finance lease, if all the risks and rewards of ownership of an asset are substantially transferred to the Group. Otherwise, a lease is classified as an operating lease.

(a)	Finance lease

Lease assets and lease liabilities are initially recognized at the lower of fair value at the commencement of the lease or present value of the minimum lease payments. If it is reasonably certain that ownership will be transferred to a lessee by the end of the lease term, the leased asset is depreciated principally by the declining-balance method over the estimated useful life of the asset. Otherwise, the asset is depreciated over the shorter of the estimated useful life or the lease term.

(b)	Operating lease

Lease payments under an operating lease are recognized in profit or loss on a straight-line basis over the relevant lease term.

Impairment of non-financial assets
(10)	Impairment of non-financial assets

For the non-financial assets other than inventories and deferred tax assets, the Group assesses whether there is any indication of impairment on each asset or the cash-generating unit to which the asset belongs at the end of each reporting period. If any indication of impairment exists, the recoverable amount of the asset or the cash-generating unit to which the asset belongs is estimated and impairment tests is performed. Goodwill, intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually and whenever an indication of impairment exits.

The recoverable amount of an asset or a cash-generating unit is the higher of its fair value less costs to sell and its value in use. When the recoverable amount of the individual asset cannot be estimated, the Group estimates the recoverable amount of the cash-generating unit or the group of cash-generating units to which the asset belongs. The value in use is calculated by discounting the estimated future cash flows to the present value, and a pre-tax discount rate that reflects the time value of money and the risks specific to the asset is used as a discount rate.

The cash-generating unit or the group of cash-generating units to which goodwill is allocated is the lowest level monitored for internal management purposes, and is not larger than an operating segment.

As corporate assets do not independently generate cash inflows, when there is an indication that a corporate asset may be impaired, an impairment test is performed based on the recoverable amount of the cash-generating unit or the group of cash-generating units to which such corporate asset belongs.

If the recoverable amount of the asset or the cash-generating unit is less than the carrying amount, the carrying amount of the asset is reduced to its recoverable amount and an impairment loss is recognized. The impairment loss recognized with respect to the cash-generating unit is allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit, and then to reduce other assets of the unit on a pro-rata basis based on the carrying amount of each asset in the unit.

An impairment loss is reversed if there are indications that an impairment loss recognized in prior periods for an asset other than goodwill may no longer exist or may have decreased and the recoverable amount of the asset is greater than its carrying amount. The amount to be reversed would not exceed its carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. An impairment loss recognized in goodwill is not reversed.

Employee benefits
(11)	Employee benefits

Employee benefits include short-term employee benefits, retirement benefits, and other long-term employee benefits.

(a)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are recognized as expenses when the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash incentive plans if the Group has a present legal or constructive obligation to pay in exchange for services provided by the employees in the prior period, and such obligation can be reliably estimated.

(b)	Retirement benefits

Retirement benefit plans comprise of defined benefit corporate pension plans, defined contribution plans, and lump-sum retirement payment plans. These retirement benefit plans are accounted for as follows:

(i)	Defined benefit corporate pension plans and lump-sum retirement payment plans

The net defined benefit liabilities or assets of defined benefit plans are recognized as the present value of defined benefit obligations less the fair value of any plan assets.

The present value of defined benefit obligations is calculated annually by qualified actuaries using the projected unit credit method. The discount rates are based on the market yields of high quality corporate bonds at the end of each reporting period that have terms consistent with the discount period, which is established as the estimated term of the retirement benefit obligations through to the estimated dates for payments of future benefits.

Remeasurements of defined benefit plans are recognized immediately in other comprehensive income when incurred, while past service costs are recognized in profit or loss.

(ii)	Defined contribution plans

Contributions to defined contribution retirement plans are recognized as expenses in the period when the employees render the related services.

Equity
(12)	Equity

(a)	Ordinary shares

Ordinary shares are classified as equity. Costs directly attributable to the issuance of ordinary shares (net of tax effects) are recognized as a deduction from equity.

(b)	Treasury stock

When the Company acquires treasury stocks, the consideration paid, including any directly attributable costs (net of tax effects), is deducted from equity. In case of disposal of treasury stocks, the difference between the consideration received and the carrying amount of treasury stocks is recognized in equity.

Revenue
(13)	Revenue

The Group has adopted IFRS 15 “Revenue from Contracts with Customers” from the fiscal year ended March 31, 2019. Under IFRS 15, revenue is recognized based on the following five-steps.

Step 1: Identify the contract with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when or as the Group satisfies a performance obligation

Revenue generated from Steelmaking and Steel Fabrication segment and Chemicals and Materials segment consists primarily of revenue generated from sale of goods while revenue generated from Engineering and Construction segment and System Solutions segment primarily consists of services rendered under construction contracts.

(a)	Sale of goods

The Group recognizes revenue from sale of goods when the customer obtains control of the goods and therefore a performance obligation is satisfied at a point in time whereby the Group no longer retains physical possession of goods upon shipment, the Group has the right to be paid from the customer, and when the legal title is transferred to the customer.

With respect to revenue from rendering of service whose performance obligation is satisfied at a point in time, the Group recognizes revenue when the rendering of service is completed. Revenue is measured at the amount of consideration received or receivable less discounts and rebates. The consideration of the transaction is primarily collected within one year after the satisfaction of the performance obligation and it does not contain a significant financing component.

(b)	Construction contracts and built-to-order software

The Group recognizes revenue from construction contracts and built-to-order software on the basis of progress towards satisfaction of performance obligation as the Group transfers control over time. The progress is measured on the basis of percentage of actual costs incurred to date to estimated total costs as it is considered that costs incurred properly reflect the progress of the services. (input methods)

With respect to revenue from rendering of services whose performance obligation is satisfied over time, the Group recognizes revenue evenly throughout the duration of the service.

The Group has adopted IFRS 15 “Revenue from Contracts with Customers” from the fiscal year ended March 31, 2019.

In applying IFRS 15, the Group elected to apply the cumulative effect transition method where the cumulative effect of applying the Standard is recognized at the date of initial application. The adoption of the standard had no significant effect on each amount recognized in the consolidated financial statements.

Income taxes
(14)	Income taxes

Income taxes comprise of current taxes and deferred taxes, and are recognized in profit or loss, except for the items which are recognized directly in equity or other comprehensive income.

Current taxes are measured at the amounts expected to be paid or recovered from the taxation authorities using the tax rates that have been enacted or substantively enacted at the end of the reporting period.

Deferred tax assets and deferred tax liabilities are recognized based on future tax consequences attributable to temporary differences between the carrying amounts of assets or liabilities for accounting purposes and the tax bases of the assets or liabilities, carryforward of unused tax losses and tax credits. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, unused tax losses and unused tax credits can be utilized.

Deferred tax assets are reviewed at the end of each reporting period and recognized only to the extent that it is probable that the tax benefits can be realized.

However, deferred tax assets are not recognized if the initial recognition of an asset or liability in a transaction that is not a business combination affects neither accounting profit nor taxable profit at the time of the transaction.

Deferred tax assets arising from deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements are recognized only to the extent of the following circumstances:

•	The temporary difference will reverse in the foreseeable future; and

•	Taxable profit will be available against which the temporary difference can be utilized.

Deferred tax liabilities are recognized for all taxable temporary differences, except for the following circumstances:

•	On the initial recognition of goodwill;

•	On the initial recognition of an asset or liability in a transaction that is not a business combination affects neither accounting profit nor taxable profit at the time of the transaction;

•

Taxable temporary differences associated with investments in subsidiaries to the extent that the parent company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and in either of the following circumstances:

•	Income taxes are levied by the same taxation authority on the same taxable entity; or

•

Different taxable entities intend either to settle current tax assets and current tax liabilities on a net basis, or to realize the current tax assets and settle the current tax liabilities simultaneously.

Earnings per share
(15)	Earnings per share

Basic earnings per share is calculated by dividing the profit for the reporting period attributable to owners of the Company by the weighted average number of common stock outstanding during the period in which the number of treasury stock is excluded.